Financial Information of Parent Company Balance Sheet (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	44,714,963	44,556,910
Ordinary shares, shares outstanding	42,320,390	44,556,910
Treasury stock, in the form of ADS at cost, shares	2,394,573
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	70,000,000	70,000,000
Ordinary shares, shares issued	44,714,963	44,556,910
Ordinary shares, shares outstanding	42,320,390	44,556,910
Treasury stock, in the form of ADS at cost, shares	2,394,573